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As filed with the Securities and Exchange Commission on September 28, 2004

Registration No. 333-114656

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒    PRE-EFFECTIVE AMENDMENT NO. 2
☐    POST-EFFECTIVE AMENDMENT NO.

ARES CAPITAL CORPORATION
(Exact Name of Registrant as Specified in Charter)

780 Third Avenue, 46th Floor
New York, New York 10017
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 750-7300

Kevin Frankel
c/o Ares Management LLC
1999 Avenue of the Stars, Suite 1900
Los Angeles, CA 90067
(310) 201-4100
(Name and Address of Agent for Service)

Copies of information to:

Michael A. Woronoff Proskauer Rose LLP 2049 Century Park East, 32nd Floor Los Angeles, CA 90067-3206 (310) 557-2900	Valerie Ford Jacob Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, NY 10004-1980 (212) 859-8000

           Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a distribution reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

  ☐
  when declared effective pursuant to section 8(c).

If appropriate, check the following box:

  ☐
  This [post-effective amendment] designates a new effective date for a previously filed [post-effective amendment] [registration statement].

  ☐
  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is            .

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(3)

Common Stock, $0.001 par value per share	30,000,000	$15.00	$450,000,000	$57,015

(1)
Includes the underwriters' overallotment option.

(2)
Estimated pursuant to Rule 457 solely for the purpose of determining the registration fee.

(3)
$57,015 previously paid.

                THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

 EXPLANATORY NOTE

              The purpose of this Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to file and add additional exhibits. Accordingly, this Amendment No. 2 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

PART C

Other information

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1)
Financial Statements

  The following statements of Ares Capital Corporation (the "Company" or the "Registrant") are included in Part A of this Registration Statement:

Statement of assets and liabilities, dated as of June 23, 2004(2)	Page F-1
(2)
Exhibits

(a)(1)	Articles of Incorporation(1)
(a)(2)	Articles of Amendment(2)
(a)(3)	Articles of Amendment and Restatement(2)
(b)(1)	Bylaws(2)
(b)(2)	Amended and Restated Bylaws(2)
(c)	Not Applicable
(d)	Form of Stock Certificate*
(e)	Dividend Reinvestment Plan(2)
(f)	Not Applicable
(g)	Investment Advisory and Management Agreement between Registrant and Ares Capital Management LLC(2)
(h)
Form of Purchase Agreement among the Registrant, Ares Capital Management, L.P., Ares Capital Administration, LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Wachovia Capital Markets, LLC and the other underwriters named therein*
(i)	Not Applicable
(j)	Custodian Agreement between Registrant and U.S. Bank National Association*
(k)(1)	Administration Agreement between Registrant and Ares Technical Administration LLC(2)
(k)(2)	Form of Stock Transfer Agency Agreement between Registrant and Computershare Investor Services, LLC*
(k)(3)	License Agreement between the Registrant and Ares Management LLC(2)
(k)(4)	Form of Indemnification Agreement between the Registrant and directors and certain officers*
(k)(5)	Form of Indemnification Agreement between the Registrant and the members of the Ares Capital Management LLC investment committee*
(k)(6)	Agreement Regarding Purchase of Loan Portfolio dated as of September 16, 2004, by and between Ares Capital Corporation and Royal Bank of Canada*

(k)(7)	Form of Agreement Regarding Repayment of Sales Load Advance by and between Ares Capital Corporation and Ares Capital Management LLC*
(l)	Opinion and Consent of Venable LLP, special Maryland counsel for Registrant*
(m)	Not Applicable
(n)	Consent of independent registered public accounting firm for Registrant(2)
(o)	Not Applicable
(p)	Not Applicable
(q)	Not Applicable
(r)	Code of Ethics*

*
Filed herewith.

(1)
Incorporated by reference to the corresponding exhibit number to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-2 filed on April 21, 2004.

(2)
Incorporated by reference to the corresponding exhibit number to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, filed on September 17, 2004.

ITEM 25. MARKETING ARRANGEMENTS

              The information contained under the heading "Underwriting" on this Registration Statement is incorporated herein by reference.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Commission registration fee	$57,315
NASDAQ National Market Listing Fee	$105,000
NASD filing fee	$30,500
Accounting fees and expenses	$15,000
Legal fees and expenses	$875,000
Printing and engraving	$250,000
Miscellaneous fees and expenses	$267,185

Total	$1,600,000

              All of the expenses set forth above shall be borne by the Company.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

              Immediately prior to this offering, Ares Capital Management LLC will own shares of the Registrant, representing 100% of the common stock outstanding. Following the completion of this offering, Ares Capital Management's share ownership is expected to represent less than 3% of the common stock outstanding.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

              The following table sets forth the approximate number of record holders of the Company's common stock at August 31, 2004.

TITLE OF CLASS	NUMBER OF RECORD HOLDERS
Common stock, $0.001 par value	1

ITEM 29. INDEMNIFICATION

              Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

              Our charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to obligate us to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made a party to the proceeding by reason of his service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit us to indemnify and advance expenses to any person who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In addition to the indemnification provided for in our bylaws, prior to the completion of this offering we also intend to enter into indemnification agreements with each of our current and future directors and officers and with members of our investment adviser's investment committee. The indemnification agreements attempt to provide these directors and senior officers the maximum indemnification permitted under Maryland law and the 1940 Act. The agreements provide, among other things, for the advancement of expenses and indemnification for liabilities incurred which such person may incur by reason of his status as a present or former director or officer or member of our investment adviser's investment committee in any action or proceeding arising out of the performance of such person's services as a present or former director or officer or member of our investment adviser's investment committee.

              Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

              The investment advisory and management agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Ares Capital Management LLC (the "Adviser") and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser's services under the investment advisory and management agreement or otherwise as an investment adviser of the Company.

              The administration agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Ares Technical Administration LLC and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of Ares Technical Administration LLC's services under the administration agreement or otherwise as administrator for the Company.

              The underwriters' agreement provides that each underwriter severally agrees to indemnify, defend and hold harmless the Company, its directors and officers, and any person who controls the Company within the meaning of Section 15 of the Act or Section 20 of the Exchange Act, and the successors and assigns of all of the foregoing persons, from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally the Company or any such person may incur under the Act, the Exchange Act, the 1940 Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information concerning such underwriter furnished in writing by or on behalf of such underwriter through the managing underwriter to the Company expressly for use in this Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Company) or in the Prospectus contained in this Registration Statement, or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in this Registration Statement or such Prospectus or necessary to make such information not misleading.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

              A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been, during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled "Management." Additional information regarding the Adviser and its officers and directors will be set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-63168), and is incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

              All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

  (1)
  the Registrant, Ares Capital Corporation, 1999 Avenue of the Stars, Suite 1900, Los Angeles, California 90067;

  (2)
  the Transfer Agent, Computershare Investor Services, LLC, 2 N. LaSalle Street, Chicago, Illinois 60602;

  (3)
  the Custodian, U.S. Bank National Association, Corporate Trust Services, One Federal Street, 3rd floor, Boston, Massachusetts 02110; and

  (4)
  the Adviser, Ares Capital Management LLC 1999 Avenue of the Stars, Suite 1900, Los Angeles, California 90067.

ITEM 32. MANAGEMENT SERVICES

              Not Applicable.

ITEM 33. UNDERTAKINGS

              1.     The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

              2.     The Registrant undertakes that:

                  (a)   For the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective.

                  (b)   For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, in the State of California, on the 28th day of September, 2004.

ARES CAPITAL CORPORATION
By:
/s/ MICHAEL J. AROUGHETI Michael J. Arougheti President

              Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 28, 2004. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

SIGNATURE	TITLE

/s/ MICHAEL J. AROUGHETI Michael J. Arougheti	President (principal executive officer)
* Daniel F. Nguyen	Chief Financial Officer (principal financial officer)
* Douglas E. Coltharp	Director
* Antony P. Ressler	Co-Chairman and Director
* Robert L. Rosen	Director

* Bennett Rosenthal	Co-Chairman and Director
* Eric B. Siegel	Director
*By:	/s/ KEVIN A. FRANKEL Kevin A. Frankel Attorney-in-fact

EXHIBIT INDEX

(a)(1)	Articles of Incorporation(1)
(a)(2)	Articles of Amendment(2)
(a)(3)	Articles of Amendment and Restatement(2)
(b)(1)	Bylaws(2)
(b)(2)	Amended and Restated Bylaws(2)
(c)	Not Applicable
(d)	Form of Stock Certificate*
(e)	Dividend Reinvestment Plan(2)
(f)	Not Applicable
(g)	Investment Advisory and Management Agreement between Registrant and Ares Capital Management, L.P.(2)
(h)
Form of Purchase Agreement among the Registrant, Ares Capital Management LLC, Ares Technical Administration LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Wachovia Capital Markets, LLC and the other underwriters named therein*
(i)	Not Applicable
(j)	Custodian Agreement between Registrant and U.S. Bank National Association*
(k)(1)	Administration Agreement between Registrant and Ares Technical Administration LLC(2)
(k)(2)	Form of Stock Transfer Agency Agreement between Registrant and Computershare Investor Services, LLC*
(k)(3)	License Agreement between the Registrant and Ares Management LLC(2)
(k)(4)	Form of Indemnification Agreement between the Registrant and directors and certain officers*
(k)(5)	Form of Indemnification Agreement between the Registrant and the members of the Ares Capital Management LLC investment committee*
(k)(6)	Agreement Regarding Purchase of Loan Portfolio, dated as of September 16, 2004, by and between Ares Capital Corporation and Royal Bank of Canada*
(k)(7)	Form of Agreement Regarding Repayment of Sales Load Advance by and between Ares Capital Corporation and Ares Capital Management LLC*
(l)	Opinion and Consent of Venable LLP, special Maryland counsel for Registrant*
(m)	Not Applicable
(n)	Consent of independent registered public accounting firm for Registrant(2)
(o)	Not Applicable
(p)	Not Applicable
(q)	Not Applicable
(r)	Code of Ethics*

*
Filed herewith.

(1)
Incorporated by reference to the corresponding exhibit number to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-2 filed on April 21, 2004.

(2)
Incorporated by reference to the corresponding exhibit number to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, filed on September 17, 2004.

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EXPLANATORY NOTE
PART C Other information
SIGNATURES
EXHIBIT INDEX